CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) Rp / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 IDR (Rp) Rp / shares	Dec. 31, 2023 IDR (Rp) Rp / shares
Disclosure of depositary receipts [line items]
REVENUES	Rp 146,742	$ 8,799	Rp 149,967	Rp 149,216
COST AND EXPENSES
Operation, maintenance, and telecommunication service expenses	(41,234)	(2,473)	(41,202)	(39,718)
Depreciation and amortization expenses	(37,653)	(2,258)	(34,134)	(34,265)
Personnel expenses	(16,362)	(981)	(16,807)	(15,927)
Interconnection expenses	(7,018)	(421)	(6,880)	(6,363)
General and administrative expenses	(6,601)	(396)	(6,225)	(6,099)
Marketing expenses	(3,287)	(197)	(3,824)	(3,530)
Unrealized gain (loss) on changes in fair value of investments	(242)	(15)	188	(748)
Gain (loss) on foreign exchange - net	180	11	136	(36)
Other income (expense) - net	(468)	(28)	252	259
OPERATING PROFIT	34,057	2,041	41,471	42,789
Finance income-net	1,661	100	1,367	1,061
Finance cost	(5,208)	(312)	(5,221)	(4,692)
Share of profit (loss) of long-term investment in associates	(1)	0	3	1
PROFIT BEFORE INCOME TAX	30,509	1,829	37,620	39,159
Income tax expense
Current	(7,605)	(456)	(7,635)	(8,796)
Deferred	1,064	65	(506)	331
INCOME TAX (EXPENSE) BENEFIT	(6,541)	(391)	(8,141)	(8,465)
PROFIT FOR THE YEAR	23,968	1,438	29,479	30,694
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Foreign currency translation	360	22	258	(66)
Changes in fair value of investments	1	0	1	2
Share of other comprehensive income (loss) of long-term investment in associates	1	0	1	(1)
Other comprehensive income not to be reclassified to profit or loss in subsequent periods:
Defined benefit actuarial gain (loss) - net	(236)	(14)	635	(1,389)
Other comprehensive income (loss) - net	126	8	895	(1,454)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	24,094	1,446	30,374	29,240
Profit for the year attributable to:
Owners of the parent company	17,486	1,049	22,365	23,053
Non-controlling interests	6,482	389	7,114	7,641
PROFIT FOR THE YEAR	23,968	1,438	29,479	30,694
Total comprehensive income for the year attributable to:
Owners of the parent company	17,626	1,057	23,150	21,575
Non-controlling interests	6,468	389	7,224	7,665
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	Rp 24,094	$ 1,446	Rp 30,374	Rp 29,240
BASIC EARNINGS PER SHARE
Profit per share - (Basic) | (per share)	Rp 176.52	$ 0.01	Rp 225.77	Rp 232.71
Profit per share - (Diluted) | (per share)	176.52	0.01	225.77	232.71
ADR
BASIC EARNINGS PER SHARE
Profit per ADS (100 Series B shares per ADS) - (Basic) | (per share)	17,651.75	1.06	22,576.72	23,271.23
Profit per ADS (100 Series B shares per ADS) - (Diluted) | (per share)	Rp 17,651.75	$ 1.06	Rp 22,576.72	Rp 23,271.23